Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Note 11. Subsequent Events

On October 11, 2012, the Company entered into an employment agreement (the "Cerna Employment Agreement") with Mr. James J. Cerna, Jr., pursuant to which Mr. Cerna will continue to serve as the Company's President and Chief Executive Officer. Under the terms of the Cerna Employment Agreement, Mr. Cerna will be paid an annual salary of $180,000 and a monthly medical insurance reimbursement of up to $1,300 per month, beginning on October 1, 2012. The Cerna Employment Agreement has a term of 3 years. If Mr. Cerna's employment with the Company is terminated prior to the end of 3 years, other than "for cause," as defined in the Cerna Employment Agreement, Mr. Cerna is entitled to a severance payment of up to one year's salary and medical insurance reimbursement. Additionally, Mr. Cerna is eligible for a cash bonus of up to 100% of his then existing salary, as determined solely by the Company's Board of Directors after consultation with the Company's Compensation Committee.

As part of the Cerna Employment Agreement the Company awarded Mr. Cerna a total of 800,000 options (the "Options") to purchase up to an aggregate of 800,000 shares of the Company's common stock; the Options are subject to and shall have such further restrictions, vesting requirements and exercise provisions as are set forth in the stock option agreement entered into between Mr. Cerna and the Company. Subject to the foregoing the Options vest as follows:

(1)	50,000 options vest immediately upon Mr. Cerna's entry into the Cerna Employment Agreement;
(2)	250,000 options vest upon the one year anniversary of Mr. Cerna's entry into the Cerna Employment Agreement;
(3)	250,000 options vest upon the two year anniversary of Mr. Cerna's entry into the Cerna Employment Agreement; and
(4)	250,000 options vest upon the three anniversary of Mr. Cerna's entry into the Cerna Employment Agreement.

In September 2012, the Company initiated the 2012 Private Placement. As of September 30, 2012, the Company raised $428,000 and will issue 475,556 shares of common stock and 475,556 Series D Warrants upon closing of the 2012 Private Placement. Subsequent to September 30, 2012, the Company raised an additional $292,000 pursuant to the terms of the 2012 Private Placement resulting in the obligation to issue an additional 324,446 shares of common stock and 324,446 Series D Warrants upon closing. Please see Note 6 2012 Private Placement.

On October 29, 2012 Armada Oil and Gas entered into a pledge agreement (the "Pledge Agreement") benefiting the Wyoming Oil and Gas Conservation Commission ("WOGCC") and issued a $50,000 deposit to WOGCC (the "Deposit") in order to comply with Title 30 of the Wyoming Statutes and the rules and regulations of the WOGCC. The Deposit was made and the Pledge Agreement entered into in order to cover seismic operations.

On November 2, 2012, the Company and Anadarko E & P Company, LP and Anadarko Land Corp. (collectively "Anadarko") entered into a Seismic and Farm Out Option Contract (the "Anadarko Contract"), whereby Anadarko will execute a mineral permit granting the Company the non-exclusive right, until May 1, 2013, to conduct 3D survey operations on and across the contracted acreage in Carbon County, WY. If and when the Company drills and completes a test well capable of production and complies with all other terms of the Anadarko Contract, then the Company will receive from Anadarko a lease, with an initial term of three (3) years, which provides for the Company to receive an eighty percent (80%) operated interest and Anadarko will earn a twenty percent (20%) royalty interest in future production.

Note 13. Subsequent Events

New Management and Board Members

Effective May 1, 2012, Mr. Dang resigned as the Company's CEO and as a member of the Company's Board of Directors. Simultaneously, the Company appointed Rhonda B. Rosen as the Company's CFO and Treasurer. Ms. Rosen was appointed as the Company's Secretary, effective May 9, 2012. Pursuant to the terms of an Employment Agreement, Ms. Rosen will provide the Company with all services customarily rendered by a CFO on a part-time basis. As compensation for her services, Ms. Rosen will receive a monthly salary of $6,000.

Effective May 10, 2012, the Company appointed Mr. Kenneth T. Hern and Mr. Will E.D. Matthews to serve on the Company's Board of Directors. Effective May 30, 2012, Mr. Eric Wold, was appointed to the Board of Directors.

As compensation for their service on the Board, each of Messrs. Hern, Matthews, and Wold, will receive a grant of 50,000 options pursuant to the Company's 2012 Incentive Plan. 10,000 (20%) of these options vest immediately upon appointment; 40% vest on the one-year anniversary of service; and the remaining 40% vest on the two-year anniversary. Additionally, all Board members will receive a cash payment of $3,000 for each meeting attended in person and $500 for each meeting attended telephonically. Travel and related out-of-pocket expenses incurred in connection with their duties as members of the Board will be reimbursed.